13 Financial assets and financial liabilities (Details 3) - Cross-Currency Interest Rate Swap Agreements [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Net position - assets (liabilities)	R$ (757)	R$ 1,219
Current assets (liabilities)	(757)	556
Noncurrent assets (liabilities)		663
Asset Position [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cross-currency interest rate swap	Euros + 1.01% p.y.
Principal amount (notional)	R$ 49,165
Net position - assets (liabilities)	R$ 53,045	78,813
Liability Position [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cross-currency interest rate swap	128% of CDI
Principal amount (notional)	R$ (49,165)
Net position - assets (liabilities)	R$ (53,802)	R$ (77,594)